NON-CONTROLLING INTERESTS - GP REU distributions and summary (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Redeemable and exchangeable partnership units, exchange ratio		1
Revenues		$ 2,980	$ 2,982	$ 2,625
Net income		273	403	51
Comprehensive income		1,998	3,667	1,401
Net income attributable to:
Property, plant and equipment, at fair value		30,714	29,025	27,096
Total assets		$ 35,691	$ 34,103
LP Units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 2.17
Carrying value of:
Number of shares outstanding (in shares)		178,977,800	178,821,204
Non-controlling interests
Disclosure of dividends [line items]
Distributions		$ 323	$ 300
Revenues		2,980	2,982	2,625
Net income		273	403	51
Comprehensive income		1,998	3,667	$ 1,401
Net income attributable to:
Property, plant and equipment, at fair value		30,714	29,025
Total assets		35,691	34,103
Total borrowings		11,004	10,718
Total liabilities		17,560	16,897
Carrying value of:
Non-controlling interests		$ 12,722	$ 12,015
Non-controlling interests | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.4225
Incentive distribution, percent		25.00%
Non-controlling interests | LP Units
Carrying value of:
Weighted average number of units (in shares)		178,900,000	180,200,000	173,500,000
Non-controlling interests | LP Units | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.375
Incentive distribution, percent		15.00%
Non-controlling interests | GP interests
Disclosure of dividends [line items]
Common units outstanding (in shares)		2,651,506	2,651,506
Distributions		$ 55	$ 45
Net income attributable to:
Net income (loss) allocated to non-controlling interests		0	1	$ (1)
Carrying value of:
Non-controlling interests		$ 68	$ 66
Weighted average number of units (in shares)		2,700,000	2,700,000	2,700,000
Non-controlling interests | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Ownership percentage		100.00%
Common units outstanding (in shares)		129,658,623	129,658,623
Net income attributable to:
Net income (loss) allocated to non-controlling interests		$ (25)	$ 17	$ (23)
Carrying value of:
Non-controlling interests		$ 3,315	$ 3,252
Weighted average number of units (in shares)		129,700,000	129,700,000	129,700,000
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Net income			$ 1	$ (1)
Net income attributable to:
Net income (loss) allocated to non-controlling interests		$ 0	1	(1)
Carrying value of:
Non-controlling interests		68	66
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions		5	5
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions		50	40
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Net income		(25)	17	(23)
Net income attributable to:
Net income (loss) allocated to non-controlling interests		(25)	17	$ (23)
Carrying value of:
Non-controlling interests		3,315	3,252
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Distributions		$ 268	$ 255